Deferred tax (Details) - Schedule of deferred tax - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Deferred Tax Abstract
Balance as of January 1		$ 997	$ 2,879	$ 8,556
Recognized in Profit or Loss		(1,763)	(1,455)	(3,805)
Recognized in Other Comprehensive Income	[1]	107	(58)	16
Others	[2]	(188)	(369)	(1,888)
Balance as of December 31		$ (847)	$ 997	$ 2,879

[1]	Deferred tax related to employee defined benefit plans.
[2]	Deferred tax related to the purchase price acquisition of intangible assets in Procaps S.A. de C.V.